Vessel Sales, Asset Impairments and Provisions - Additional Information (Detail) (USD $)	3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended			1 Months Ended	3 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	1 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014 Conventional Tanker [Member]	Jun. 30, 2013 Conventional Tanker [Member]	Jun. 30, 2014 Conventional Tanker [Member]	Jun. 30, 2013 Conventional Tanker [Member] Vessel	Jun. 30, 2014 FPSO Segment [Member]	Jun. 30, 2013 FPSO Segment [Member]	Jun. 30, 2014 FPSO Segment [Member]	Jun. 30, 2013 FPSO Segment [Member]	Jun. 30, 2014 Suezmax tankers [Member]	Mar. 31, 2014 VLCC [Member] Vessel	Mar. 31, 2014 VLCC [Member]	Jun. 30, 2014 Sold Asset [Member] Suezmax tankers [Member] Vessel	May 31, 2014 Sold Asset [Member] VLCC [Member] Vessel	Jun. 30, 2014 Teekay Tankers [Member] Subsidiaries	May 31, 2014 Teekay Tankers [Member] VLCC [Member]
Long Lived Assets Held-for-sale [Line Items]
Number of subsidiaries sold																		2
Aggregate proceeds received																		$ 154,000,000
Related working capital receivable																		1,700,000
Revolving credit facilities repaid																		152,000,000
Gain on sale of assets	9,615,000	1,341,000	9,453,000	1,309,000	9,615,000	3,000	9,453,000	(29,000)		1,338,000		1,338,000	(500,000)					10,000,000	10,000,000
Number of vessels								3						3		4	2
Reversal of loss provision related to receivable									2,521,000		2,521,000
Loan loss provisions recorded in respect of investments	(2,521,000)	7,042,000	(2,521,000)	10,207,000		7,042,000		10,207,000	(2,521,000)		(2,521,000)
Aggregate fair value of vessels														222,000,000	222,000,000
Interest income recognized	793,000	2,018,000	2,576,000	3,036,000											15,200,000
Interest receivable														$ 11,200,000	$ 11,200,000